Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 93,960,000
Previously Paid Amount	0
Total Fee Amount	12,975.88
Total Offset Amount	0
Net Fee	$ 12,975.88
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false